EQUITY AND SHARE BASED PAYMENTS (Schedule of Information in Respect of Options and Restricted Shares Granted) (Details)	12 Months Ended
	Dec. 31, 2021 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	6,934,999
Number of options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted	39,936,212
Shares issued upon exercises and vesting	(7,022,000)
Cancelled upon net exercises, expiration and forfeitures	(25,979,213)
Outstanding	6,934,999
Exercisable	2,189,520	[1]
Number of options [Member] | Vest in 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vest	2,540,988	[1]
Number of options [Member] | Vest in 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vest	1,852,136	[1]
Number of options [Member] | Vest in 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vest	352,355	[1]
Number of RSAs [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted	6,727,668
Shares issued upon exercises and vesting	(3,633,131)
Cancelled upon net exercises, expiration and forfeitures	(1,746,720)
Outstanding	1,347,817
Exercisable	201,225	[1]
Number of RSAs [Member] | Vest in 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vest	640,912	[1]
Number of RSAs [Member] | Vest in 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vest	424,467	[1]
Number of RSAs [Member] | Vest in 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vest	81,213	[1]

[1]	The vesting schedule takes into account the acceleration of the vesting of certain grants based on a probable future change of control event, see note 21(b)(1) above.